INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes paid (refund) [abstract]
Expected income tax benefit at statutory rate	$ (45,714)	$ (2,384)
State taxes	(21,297)	(136)
Nondeductible permanent items	14,195	495
Pass-through entities & non-controlling interests	54,339	2,829
Unrecognized deferred tax assets	318
Other	160	2
Income tax expense	$ 2,001	$ 806
Effective tax rate	(0.92%)	(11.84%)